Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation, principles of consolidation, and cost allocations

(a) Basis of presentation, principles of consolidation, and cost allocations

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and the subsidiaries of the VIEs. The consolidated financial statements have been prepared in accordance with U.S. GAAP and on a going concern basis. All significant transactions and balances among the Company, its subsidiaries, its VIEs and the subsidiaries of the VIEs have been eliminated upon consolidation. The Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) 810 Consolidation, because Fenghuang On-line holds all the variable interests of the VIEs and has been determined to be the primary beneficiaries of the VIEs (see Note 1).

The Group and Phoenix TV Group have engaged in various mutual cooperation activities in content, branding, promotions, technical support and corporate management. The Group entered into a program resource license and cooperation agreement with Phoenix TV Group on January 15, 2020, or the 2020 Program Resource License and Cooperation Agreement, to use Phoenix TV Group’s copyrighted video content. The annual license fees payable to Phoenix TV Group under the 2020 Program Resource License and Cooperation Agreement were RMB2.0 million plus 50% of the revenue generated from the use of the licensed program resource in excess of RMB2.0 million. The 2020 Program Resource License and Cooperation Agreement had a term of two years. In August 2021, the Group entered into a new program resource license and cooperation agreement, or the 2021 Program License Agreement, with Phoenix TV Group and terminated the 2020 Program Resource License and Cooperation Agreement. The 2021 Program License Agreement grants the Group exclusive right to broadcast copyrighted video content and the derived audio content from three television channels of Phoenix TV Group on the internet in Mainland China with such content also broadcasted on the three television channels of Phoenix TV Group and also the right to sublicense such contents. The annual fees payable to Phoenix TV Group by the Group for such content licenses will be RMB45.0 million and the 2021 Program License Agreement has a term of three years.

The Group and Phoenix TV Group entered into a series of trademark license agreements, under which Phoenix TV Group granted the Group the right to use the trademarks and the right to sublicense certain trademarks to agents that operate local websites of the Group. In December 2020, the Group and Phoenix TV Group successfully renewed the terms of the new trademark license agreements to December 2023. The new trademark license agreements covered additional trademarks registered in various classes containing the double-phoenix logo together with the Chinese or English words of "Phoenix New Media" or "ifeng" and other variations, while retained the clause of the annual license fee payable to Phoenix TV Group, which is the greater of 2% of the annual revenues of Tianying Jiuzhou and Yifeng Lianhe or US$100,000 for each company.

Apart from the above cooperation agreements, Phoenix TV Group also paid certain expenses on behalf of the Group, such as data line usage and other general and administrative expenses, which the Group needed to settle with Phoenix TV Group based on the actual amount, and were recorded in the consolidated statements of comprehensive income/(loss). The Group also earned and recorded advertising revenues from Phoenix TV Group by providing joint advertising campaign solutions together with Phoenix TV Group to Phoenix TV Group’s advertisers or to the Group’s advertisers, or from providing the advertising and promotion services directly to Phoenix TV Group by entering into advertising-for-advertising barter transactions. Refer to Note 21 for the details of all the above related party transactions.

Restatement

(b) Restatement

The previously reported gain on disposal of available-for-sale debt investments of RMB477.3 million recognized in 2020 was presented net of accrued PRC withholding tax of RMB96.6 million. After further assessment, the Group reached the conclusion that the gain on disposal of available-for-sale debt investments should be presented at the gross amount with the accrued PRC withholding tax presented as part of the income tax expense for the year ended December 31, 2020.

Therefore, certain information in the consolidated financial statements for the year ended December 31, 2020 has been restated, including (1) the gain on disposal of available-for-sale debt investments, income before tax from continuing operations and the income tax expense in the consolidated statements of comprehensive income/(loss), (2) the gain on disposal of available-for-sale debt investments and withholding tax payable for disposal of available-for-sale debt investments in the consolidated statements of cash flows, (3) the provisions for income tax expense/(benefit), the components of income/(loss) before tax and income tax expense/(benefit) for PRC and non-PRC continuing operations, and the reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax in Note 14 Income Taxes, and (4) the gain on disposal of available-for-sale debt investments, income before tax and the income tax expense in the condensed statements of comprehensive income/(loss) of the Company in Note 24 Additional Information - Condensed Financial Statements of the Company.

The restatements to the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2020 are summarized as follows:

	For the Year Ended December 31, 2020
	As Previously Reported	Adjustments	As Restated
	RMB	RMB	RMB
Loss from operations	(102,576)	—	(102,576)
Gain on disposal of available-for-sale debt investments	477,254	96,606	573,860
Total other non-operating income	71,944	—	71,944
Income before tax from continuing operations	446,622	96,606	543,228
Income tax expense	(18,977)	(96,606)	(115,583)
Net income from continuing operations	427,645	—	427,645

The restatements to the consolidated statements of cash flows for the year ended December 31, 2020 are summarized as follows:

	For the Year Ended December 31, 2020
	As Previously Reported	Adjustments	As Restated
	RMB	RMB	RMB
Gain on disposal of available-for-sale debt investments	(477,254)	(96,606)	(573,860)
Withholding tax payable for disposal of available-for-sale debt investments	—	96,606	96,606
Net cash used in continuing operating activities	(103,295)	—	(103,295)

The restatements to the provisions for income tax expense/(benefit) in Note 14 Income Taxes for the year ended December 31, 2020 are summarized as follows:

	For the Year Ended December 31, 2020
	As Previously Reported	Adjustments	As Restated
	RMB	RMB	RMB
Current tax expense	32,156	96,606	128,762
Deferred tax benefit	(13,179)	—	(13,179)
Income tax expense	18,977	96,606	115,583

2. Principal Accounting Policies (Continued)

(b) Restatement (Continued)

The restatements to the components of income/(loss) before tax and income tax expense/(benefit) for PRC and non-PRC continuing operations in Note 14 Income Taxes for the year ended December 31, 2020 are summarized as follows:

	For the Year Ended December 31, 2020
	As Previously Reported	Adjustments	As Restated
	RMB	RMB	RMB
Income arising from PRC operations	28,133	—	28,133
Income arising from non-PRC operations	418,489	96,606	515,095
Income before tax from continuing operations	446,622	96,606	543,228
Income tax expense relating to PRC operations	18,977	—	18,977
Income tax expense relating to non-PRC operations	—	96,606	96,606
Income tax expense	18,977	96,606	115,583
Effective tax rate for PRC continuing operations	67.5%	—	67.5%
Effective tax rate for the Group	4.2%	17.1%	21.3%

The restatements to the reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax in Note 14 Income Taxes for the year ended December 31, 2020 are summarized as follows:

	For the Year Ended December 31, 2020
	As Previously Reported	Adjustments	As Restated
	RMB	RMB	RMB
Statutory income tax rate	25.0	—	25.0
Permanent differences	(1.9)	0.3	(1.6)
Change in valuation allowance	2.7	(0.5)	2.2
Effect of preferential tax treatment	1.8	(0.3)	1.5
Uncertain tax positions	0.1	—	0.1
Effect of withholding tax on gain on disposal of available-for-sale debt investments	—	17.8	17.8
Tax rate difference from statutory rate in other jurisdictions	(23.5)	(0.2)	(23.7)
Effective income tax rate	4.2	17.1	21.3

The restatements to the condensed statements of comprehensive income/(loss) of the Company in Note 24 Additional Information - Condensed Financial Statements of the Company for the year ended December 31, 2020 are summarized as follows:

	For the Year Ended December 31, 2020
	As Previously Reported	Adjustments	As Restated
	RMB	RMB	RMB
Loss from operations	(39,303)	—	(39,303)
Gain on disposal of available-for-sale debt investments	477,254	96,606	573,860
Total other non-operating loss	(57,582)	—	(57,582)
Income before tax	380,369	96,606	476,975
Income tax expense	—	(96,606)	(96,606)
Net income	380,369	—	380,369

Use of estimates

(c) Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates. The Group bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Business combinations and noncontrolling interests

(d) Business combinations and noncontrolling interests

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 Business Combinations. The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers and liabilities incurred by the Group and equity instruments issued as well as the contingent considerations as of the acquisition date. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable tangible and intangible net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income/(loss). During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of comprehensive income/(loss).

In a business combination achieved in stages, the Group re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of comprehensive income/(loss).

When there is a change in ownership interests or a change in contractual arrangements that results in a loss of control of a subsidiary, the Group deconsolidates the subsidiary from the date control is lost. Any retained noncontrolling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

For the Group’s non-wholly owned subsidiaries, a noncontrolling interest is recognized to reflect portion of equity that is not attributable, directly or indirectly, to the Group. When the noncontrolling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Group, the noncontrolling interest is classified as mezzanine equity. Transactions with changes in the Group’s ownership interest while it retains its controlling financial interest in its subsidiary shall be accounted for as equity transactions. Therefore, no gain or loss shall be recognized in the consolidated statements of comprehensive income/(loss). The carrying amount of the noncontrolling interest shall be adjusted to reflect the change in its ownership interest in the subsidiary. Any difference between the fair value of the consideration received or paid and the amount by which the noncontrolling interest is adjusted shall be recognized in equity attributable to the Group. Consolidated net income/(loss) in the consolidated statements of comprehensive income/(loss) includes net income or loss attributable to noncontrolling interests. The cumulative results of operations attributable to noncontrolling interests, along with adjustments for share-based compensation expense arising from outstanding share-based awards relating to the subsidiaries’ shares, are also recorded as noncontrolling interests in the Group’s consolidated balance sheets. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows.

Discontinued operations

(e) Discontinued operations

Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) has a major impact on an entity’s financial results and operations. In the consolidated statements of comprehensive income, results from discontinued operations are reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinued operations are presented separately in the consolidated statements of cash flows. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations.

Foreign currency translation

(f) Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The Company’s operations in the PRC and other regions use their respective currencies as their functional currencies. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use U.S. dollars or Hong Kong dollars as their functional currency, have been translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”). Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and have been shown as a component of other comprehensive loss or income in the consolidated statements of shareholders’ equity and the consolidated statements of comprehensive income/(loss).

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing on the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies on the balance sheet date are remeasured at the applicable rates of exchange in effect on that date. Foreign currency exchange gain or loss resulting from the settlement of such transactions and from remeasurement at period-end is recognized in foreign currency exchange gain or loss in the consolidated statements of comprehensive income/(loss).

Fair value of financial instruments

(g) Fair value of financial instruments

U.S. GAAP establishes a three-tier hierarchy to prioritize the inputs used in the valuation methodologies in measuring the fair value of financial instruments. This hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three-tier fair value hierarchy is:

Level 1— Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2— Include other inputs that are directly or indirectly observable in the marketplace

Level 3— Unobservable inputs which are supported by little or no market activity

U.S. GAAP describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset. In some circumstances, a combined approach of the aforementioned three approaches may be used to measure the fair values.

The Group’s financial instruments mainly include cash equivalents, term deposits, short-term investments, restricted cash, accounts receivable, amounts due from related parties, prepayments and other current assets, available-for-sale debt investments, accounts payable, amounts due to related parties, and accrued expense and other current liabilities. Refer to Note 18 for details.

Cash and cash equivalents

(h) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted to withdrawal or use, and which have original maturities of three months or less.

Term deposits, short term investments

(i) Term deposits, short-term investments

Term deposits represent term deposits placed with banks with original maturities of more than three months and up to one year.

Short-term investments represent investments in financial instruments with a variable interest rate indexed to performance of underlying assets, all of which are with original maturity of less than 12 months.

2. Principal Accounting Policies (Continued)

(i) Term deposits, short-term investments (continued)

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Fair value is estimated based on quoted prices of similar products provided by banks at the end of each period and changes in the fair value are reflected in the consolidated statements of comprehensive income as interest income. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Please see Note 18 for additional information.

Restricted cash	(j) Restricted cash Restricted cash represents deposits placed in accounts co-managed with third-parties related to the real estate services, which are restricted to withdrawal or usage.
Accounts receivable, net

(k) Accounts receivable, net

Accounts receivable is the Group’s right to consideration that is unconditional, and the right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected.

Notes receivable mainly represents the Group’s commercial acceptance bills received from customers in exchange for goods or services that it has transferred to customers. The carrying value of notes receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. All notes receivable balances are included in and presented as accounts receivable, net in the consolidated balance sheets.

The Group makes estimations of the collectability of accounts receivable and notes receivable. Accounts receivable and notes receivable are measured at amortized cost and reported on the consolidated balance sheets at the outstanding principals adjusted for any write-offs and any allowance for credit losses, since the Group adopted ASC 326 beginning from January 1, 2020. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on historical collection activity, current business environment and forecasts of future macroeconomic conditions that may affect the customers’ ability of payment. Refer to Note 5 for details.

Expected credit loss

(l) Expected credit loss

In June 2016, the FASB issued ASU 2016-13 Financial Instruments-Credit Losses (Topic 326), and issued subsequent amendments to the initial guidance, transitional guidance and other interpretive guidance between November 2018 and March 2020 within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03. ASU 2016-13 introduces new guidance for credit losses on instruments within its scope. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments, including accounts receivable and notes receivable, held-to-maturity debt securities, loans and net investments in leases. The new guidance also modifies the impairment model for available-for-sale debt securities and requires entities to determine whether all or a portion of the unrealized loss on an available-for-sale debt security is a credit loss. Further, the new guidance indicates that entities may not use the length of time a security has been in an unrealized loss position as a factor in concluding whether a credit loss exists. The allowance for accounts receivable is the Group’s estimate of credit losses based on historical collection activity, current business environment and forecasts of future macroeconomic conditions that may affect the customers’ ability of payment. The Group estimated the allowance by segmenting accounts receivable into groups based on certain credit risk characteristics, and determining an expected loss rate for each group based on historical loss experience adjusted for judgments about the effects of relevant observable data including default rates, lifetime for debt recovery, current and future economic conditions and other relevant factors.

The Group adopted ASU 2016-13 beginning from January 1, 2020 on a modified retrospective basis and there was no material impact on the opening consolidated balance sheets as of December 31, 2020 and the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2020, as a result of adopting the new standard.

Property and equipment, net

(m) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the following estimated useful lives on a straight-line basis:

Estimated Useful Lives
Computers	3 years
Equipment, furniture and motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income/(loss).

Intangible assets, net

(n) Intangible assets, net

Intangible assets acquired through business acquisitions are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets mainly consist of computer software purchased from unrelated third parties, licensed copyrights of reading content, audio content, trademark and an Internet domain name. Intangible assets are stated at cost less impairment and accumulated amortization, which is computed using the straight-line method over the estimated useful lives of the assets. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Estimated Useful Lives
Computer software	5 years
Licensed copyrights of reading content	Lesser of the licensed period or 5 years
Trademark and Domain names	10 years
Audio content	Lesser of the licensed period or 5 years

The Group amortizes the licensed copyrights for reading content and audio content in “cost of revenues” on a straight-line basis.

The Group performed intangible assets impairment assessment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability is measured through the use of an undiscounted future cash flow model when an indication of impairment is determined to exist. If an asset is determined to be not recoverable, its carrying amount is reduced to the estimated fair value determined using a discounted cash flow model. The Group’s impairment tests included significant assumptions and estimates relating to revenue growth and timing of projected future cash flows.

Available-for-sale debt investments

(o) Available-for-sale debt investments

In accordance with ASC 320 Investments-Debt and Equity Securities, the Group classifies the investments in debt securities as “held-to-maturity”, “trading” or “available-for-sale”. The securities that the Group has positive intent and ability to hold to maturity are classified as held-to-maturity securities. The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Investments that have readily determinable fair values not classified as trading or as held-to-maturity are classified as available-for-sale debt investments. Available-for-sale debt investments are reported at fair value, which is estimated by management after considering an independent appraisal performed by a reputable appraisal firm, with unrealized gains and losses, if any, recorded in the accumulated other comprehensive loss or income in shareholder’s equity. The tax effects of the unrealized gains and losses of the available-for-sale debt investments should be recorded net against the pre-tax changes in other comprehensive income. The Group determines whether a decline in fair value of available-for-sale debt securities below the amortized cost basis has resulted from a credit loss or other factors and records impairment relating to credit losses through an allowance for credit losses. However, the allowance shall be limited by the amount that the fair value is less than the amortized cost basis. Impairment that has not been recorded through an allowance for credit losses shall be recorded through other comprehensive income, net of applicable taxes. Investments with maturities of greater than 12 months are recorded in non-current assets.

Equity investments

(p) Equity investments

Equity investments accounted for using the equity method

Investments in common stock or in-substance common stock and limited-partnership investments in entities over which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323 Investments-Equity Method and Joint Ventures. The Group adjusts the carrying amount of equity method investment for its share of the income or losses of the investee and reports the recognized income or losses in the consolidated statements of comprehensive income/(loss). When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee, or the Group holds other investments in the equity investee. The Group’s share of the income or losses of an investee are based on the shares of common stock and in-substance common stock held by the Group.

The Group continually reviews its investment in equity investees under the equity method to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value, the financial condition, operating performance and the prospects of the equity investee, and other company specific information such as recent financing rounds.

Equity investments measured at Measurement Alternative

The Group has adopted ASU 2016-1 Recognition and Measurement of Financial Assets and Financial Liabilities since January 1, 2018 pursuant to which the Group measures equity investments, other than those accounted for under the equity method, at fair value through earnings. For investments in equity securities lacking of readily determinable fair values, the Group elects to record these investments at cost, less impairment, plus or minus subsequent adjustments for observable price changes (referred to as the measurement alternative). Under this measurement alternative, changes in the carrying value of the investments will be recognized in consolidated statement of comprehensive income/(loss), whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

For those equity investments that the Group elects to use the measurement alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment’s fair value in accordance with the principles of ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in net income (loss) equal to the difference between the carrying value and fair value.

Equity investments measured at NAV practical expedient

The Group accounts for investments in private equity funds under the existing practical expedient in ASC Topic 820 to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”), over which the Group does not have the ability to exercise significant influence.

Goodwill

(q) Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed in a business combination. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired.

The Group has adopted ASU No. 2017-04, Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, pursuant to which the Group has the option to choose whether it will apply a qualitative assessment first and then a quantitative assessment, if necessary, or to apply a quantitative assessment directly. For reporting units applying a qualitative assessment first, the Group starts the goodwill impairment test by assessing qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of the reporting unit with its carrying value, including goodwill. If the carrying value of each reporting unit, including goodwill, exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, but limited to the total amount of goodwill allocated to that reporting unit.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The Group estimates fair value using the income approach. The judgment in estimating the fair value of reporting units includes revenue growth rates and appropriate discount rates and other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Impairment of long-lived assets

(r) Impairment of long-lived assets

Long-lived assets such as property and equipment and intangible assets are reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flows associated from the use of the asset and its eventual disposition, and recognize an impairment of long-lived assets when the carrying value of such assets exceeds the estimated future undiscounted cash flows such assets is expected to generate. If the Group identifies an impairment, the Group reduces the carrying amount of the assets or asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values.

ASC 606, Revenue from Contracts with Customers

(s) ASC 606 Revenue from Contracts with Customers

The Group has adopted ASC 606 Revenue from Contracts with Customers for all periods presented. In 2021, the Group re-grouped paid services revenues (see Note 2(s) (ii)). For comparison purposes, the revenues from paid services for the year ended December 31, 2020 have been retrospectively re-classified. The following table presents the Group’s revenues disaggregated by products and services (in thousands):

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net advertising revenues	1,113,017	930,025	696,664
Paid services revenues	95,828	100,306	89,043
Revenues from paid contents	46,175	43,113	33,847
Revenues from E-commerce and others	49,653	57,193	55,196
Total	1,208,845	1,030,331	785,707

2. Principal Accounting Policies (Continued)

(s) ASC 606 Revenue from Contracts with Customers (Continued)

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Contract asset represents the Group’s right to consideration in exchange for goods or services that it has transferred to a customer when that right is conditioned on something other than the passage of time (for example, the entity’s future performance). Accounts receivable represent amounts invoiced and contract assets are recorded for revenue recognized prior to invoicing, when the Group has satisfied its performance obligations and has the unconditional right to payment. Contract assets as of December 31, 2021 and 2022 were not material.

If a customer pays consideration, or the Group has a right to an amount of consideration that is unconditional (that is, a receivable), before the Group transfers a good or service to the customer, the Group shall present the contract as a contract liability when the payment is made or the payment is due (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which it has received consideration (or an amount of consideration is due) from the customer. Advances from customers and deferred revenue relate to unsatisfied performance obligations at the end of the period and primarily consist of fees received from advertisers. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following reporting period. Contract liability is presented as advances from customers in the balance sheet. Revenues recognized for the years ended December 31, 2021 and 2022 that were included in the contract liability balance at the beginning of the period were RMB24.8 million and RMB19.0 million, respectively.

The assets recognized for costs incurred to fulfill contracts shall be amortized on a systematic basis that is consistent with the transfer to the customer of the goods or services to which the asset relates. As of December 31, 2021 and 2022, the costs incurred to fulfill contracts recognized as assets were immaterial.

Practical expedients

The Group has used the following practical expedients as allowed under ASC 606:

i.
The transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied, has not been disclosed as substantially all of the Group’s contracts have duration of one year or less.
ii.
Payment terms and conditions vary by contract type, although terms generally include a requirement of prepayment or payment within one year or less. In instances where the timing of revenue recognition differs from the timing of invoicing, the Group has determined that its contracts generally do not include a significant financing component.
iii.
The Group generally expenses sales commissions when incurred because the amortization period would be one year or less. These costs are recorded within sales and marketing expenses.

Revenue recognition

(t) Revenue recognition

According to ASC 606, revenue is recognized when control of the promised services is transferred to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those services. The recognition of revenues involves certain management judgments, including the estimation of the fair value of the noncash transaction, estimated lives of virtual items purchased by game players, and volume sales rebates. The Group does not believe that significant management judgments are involved in revenue recognition, but the amount and timing of the Group’s revenues could be different for any period if management made different judgments or utilized different estimates.

The Group adopts the five-step model for recognizing revenue from contracts with customers:

Step 1: Identify the contract(s) with a customer,

Step 2: Identify the performance obligations in the contract,

Step 3: Determine the transaction price,

Step 4: Allocate the transaction price to the performance obligations in the contract,

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The Group evaluates if it is a principal or an agent in a transaction to determine whether revenue should be recorded on a gross or net basis. The Group is acting as the principal if it obtains control over the goods and services before they are transferred to customers. When the Group is primarily obligated in a transaction, is generally subject to inventory risk, has latitude in establishing prices, or has several but not all of these indicators, the Group acts as the principal and revenue is recorded on a gross basis. When the Group is not primarily obligated in a transaction, does not generally bear the inventory risk and does not have the ability to establish the price, the Group acts as the agent and revenue is recorded on a net basis.

(i) Net advertising revenues

Advertising revenues are derived principally from advertising contracts with customers where the advertisers pay to place their advertisements on the Group’s ifeng.com, mobile Internet website i.ifeng.com, its mobile applications and third-party platforms in different formats over a particular period of time. Such formats generally include but are not limited to banners, news feed, text-links, videos, logos, buttons and rich media. The Group’s performance obligations are to place the customers’ advertisements on different spots, in different formats and at different times.

The Group’s contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates revenues to each performance obligation based on its relative standalone selling price. The Group generally determines standalone selling prices of each distinct performance obligation based on the prices charged to customers when sold on a standalone basis. Where standalone selling price is not directly observable, the Group generally estimates selling prices based on the publicly published advertising rate card, times the relevant discount rates, taking into considerations of the historical trend, the pricing of advertising areas sold with similar popularities, advertisements with similar formats and quoted prices from competitors, and other relevant market conditions. The Group recognizes revenue on the satisfied performance obligations and defers the recognition of revenue for the estimated value of the undelivered elements until the remaining performance obligations have been satisfied. When all of the elements within an arrangement are delivered uniformly over the agreement period, the revenues are recognized on a straight-line basis over the contract period.

2. Principal Accounting Policies (Continued)

(t) Revenue recognition (continued)

(i) Net advertising revenues (continued)

Currently the advertising business has three main types of pricing models, consisting of the Cost Per Day (“CPD”) model, the Cost Per Impression (“CPM”) model, and the Cost Per Click (“CPC”) model.

CPD model

Under the CPD model, a contract is signed to establish a fixed price for the advertising services to be provided over a period of time. Given the advertisers benefit from the displayed advertising evenly, the Group recognizes revenue on a straight-line basis over the period of display, provided all revenue recognition criteria have been met.

CPM model

Under the CPM model, the unit price for each qualifying display is fixed and stated in the contract with the advertiser. A qualifying display is defined as the appearance of an advertisement, where the advertisement meets criteria specified in the contract. Given that the fees are priced consistently throughout the contract and the unit prices are consistent with the Group’s pricing practices with similar customers, the Group recognizes revenue based on the fixed unit prices and the number of qualifying displays upon occurrence of display, provided all revenue recognition criteria have been met.

CPC model

Under the CPC model, there is no fixed price for advertising services stated in the contract with the advertiser and the unit price for each click is auction-based. The Group charges advertisers on a per-click basis, when the users click on the advertisements. Given that the fees are priced consistently throughout the contract and the unit prices are consistent with the Group’s pricing practices with similar customers, the Group recognizes revenue based on qualifying clicks and the unit price upon the occurrence of a click, provided all revenue recognition criteria have been met.

Agency service fees to third-party advertising agencies

Certain customers may receive sales rebates, which are accounted for as variable consideration. The Group estimates annual expected revenue volume of each individual agent with reference to their historical results. The sales rebate will reduce revenues recognized. The Group recognizes revenue for the amount of fees it receives from its advertisers, after deducting sales rebates, value-added tax (“VAT”) and the cultural development fee. The Group believes that there will not be significant changes to its estimates of variable consideration.

The Group has estimated and recorded RMB180.9 million, RMB145.7 million and RMB140.3 million in agency service fees to third-party advertising agencies for the years ended December 31, 2020, 2021 and 2022, respectively.

Noncash transactions

The Group enters into contracts with certain customers involving consideration in a form other than cash. The noncash consideration (or promise of noncash consideration) shall be measured at fair value. If the Group cannot reasonably estimate the fair value of the noncash consideration, it shall measure the consideration indirectly by reference to the standalone selling price of the goods or services promised to the customer (or class of customer) in exchange for the consideration. The Group recognized revenue from noncash transactions involving exchanging advertising services for advertisement, content, technical, application pre-installation services and others amounted to RMB6.8 million, RMB20.7 million and RMB7.6 million for the years ended December 31, 2020, 2021 and 2022, respectively.

2. Principal Accounting Policies (Continued)

(t) Revenue recognition (continued)

(ii) Paid services revenues

Prior to 2021, paid services revenues comprised of (i) revenues from paid contents, which included digital reading, audio books, paid videos, and other content-related sales activities, (ii) revenues from games, which included web-based games and mobile games, (iii) revenues from MVAS, and (iv) revenues from others.

Beginning from January 1, 2021, MVAS, games and others are collectively referred to as E-commerce and others. For comparison purposes, the revenues from paid services for the year ended December 31, 2020 have been retrospectively re-classified into revenues from paid contents and revenues from E-commerce and others.

Paid contents

Paid contents revenues mainly comprise of revenues generated from digital reading, audio books, paid videos, and other content-related sales activities.

Digital reading

Digital reading revenues are derived from providing fee-based internet literatures from writers and digital format books licensed from third-party publishers to customers both on the Group’s PC and mobile platforms and on third-party platforms. Digital reading revenues generated from the Group’s PC and mobile platforms are recorded on a gross basis and recognized evenly over the subscription period, or in the period in which a pay-per-view service is provided, as the Group is responsible for providing the desired services to the customers and has primary responsibility and broad discretion to establish price, and therefore the Group is considered the primary obligor in these transactions. Digital reading revenues generated from third-party platforms are recorded on a net basis.

Audio books

Audio books revenues are derived from the sale of copyright of audio books to third parties and licensing audio books to third parties. With respect to the sale of copyright of audio books, the Group is determined to be the primary obligor and accordingly, the Group records its revenues on a gross basis. With respect to the revenues that derived from licensing audio books to third parties, the Group evaluated and determined it is not the primary obligor in the service rendered to the end users and accordingly, the Group records its revenues based on the portion of the sharing of revenues that derives from third parties. The Group recognizes revenue on the satisfied performance obligations and defers the recognition of revenue for the estimated value of the undelivered elements until the remaining performance obligations have been satisfied.

Paid videos

The Group generates revenues from licensing video content to third parties. For such content sales transactions, the Group earns up-front fixed- amount license fees or revenue sharing fees based on pre-agreed percentage. The Group views the third parties as customers and recognizes revenues on a net basis during the licensing periods, provided that no significant obligation remains, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

2. Principal Accounting Policies (Continued)

(t) Revenue recognition (continued)

(ii) Paid services revenues (continued)

E-commerce and others

E-commerce and other revenues mainly comprise of revenues from E-commerce, MVAS, games and others.

E-commerce

The Group generates revenues from promoting or selling products or services which are provided by suppliers in the third-party online E-commerce platforms. For certain E-commerce services, the Group charges commission fees to suppliers as the Group generally is acting as an agent and its performance obligation is to arrange for the provision of the specified goods or services by those suppliers. Upon successful sales, the Group charges the third-party merchants a negotiated amount or a fixed rate commission fee based on the sales amount. Commission fee revenues are recognized on a net basis. For some E-commerce services, the Group recognizes revenues from certain online retail business on a gross basis upon successful sales to end customers, as the Group is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified goods.

MVAS

MVAS revenues are mainly derived from providing mobile phone users with wireless value-added services (“WVAS”) through telecom operators’ platforms, mobile newspaper services and mobile video services. Revenues from MVAS are charged on a monthly or per-usage basis, and are recognized in the period in which the service is performed, provided that no significant obligation remains, collection of the receivables is reasonably assured and the amounts can be accurately estimated. Most revenues from mobile newspaper services, mobile video services and most WVAS are recorded on a net basis as the Group is acting as an agent of operators in these transactions.

Others

Other paid service revenues mainly comprise of revenues generated from online real estate related services. Most of the other paid service revenues are recognized on a gross basis as the Group is determined to be the primary obligor. For certain other paid services, the Group evaluated and determined it is not the primary obligor in the service rendered to the end users and accordingly, the Group records its revenues based on the portion of the sharing of revenues that derives from third parties. Revenues are recognized in the period in which the service is performed, provided that no significant obligation remains, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

Value-added tax and related surcharges

(u) Value-added tax and related surcharges

The Group is subject to value-added tax (“VAT”) and related surcharges on the revenues earned for services provided in the PRC. The primary applicable rate of VAT is 6.0% for the years ended December 31, 2020, 2021 and 2022. Related surcharges mainly comprised of urban maintenance and construction tax and education surcharges. The urban maintenance and construction tax are charged at 7%, 5% or 1% of the amount of VAT actually paid depending on where the taxpayer is located. Education surcharges are charged at 3% of the amount of VAT actually paid and local education surcharges are charged at 2% or 1% of the amount of VAT actually paid depending on where the taxpayer is located. The Group is also subject to a cultural development fee on the provision of advertising services in the PRC and the applicable tax rate is 1.5%, valid until December 31, 2024.

The VAT and the cultural development fee are recorded as a reduction item of revenues in the consolidated statements of comprehensive income/(loss). The urban maintenance and construction tax, education surcharges and local education surcharges are recorded in the cost of revenues in the consolidated statements of comprehensive income/(loss).

The VAT and related surcharges for the years ended December 31, 2020, 2021 and 2022 were RMB84.8 million, RMB60.7 million and RMB57.5 million, respectively.

Cost of revenues

(v) Cost of revenues

The Group’s cost of revenues consists primarily of (i) revenue sharing fees, including service fees retained by mobile telecommunications operators and revenue sharing fees paid to the Group’s channel and content partners, (ii) content and operational costs, including personnel-related cost associated with content production and certain support personnel, content procurement costs to third-party professional media companies and to Phoenix TV Group, direct costs related to in-house content production, channel testing costs, rental cost, depreciation and amortization, the urban maintenance and construction tax, education surcharges and local education surcharges, and other miscellaneous costs, and (iii) bandwidth costs.

Sales and marketing expenses

(w) Sales and marketing expenses

Sales and marketing expenses comprise primarily of: (i) personnel-related expenses including sales commissions related to the sales and marketing personnel; (ii) advertising and promotion expenses including traffic acquisition expenses; and (iii) relevant rental expense, depreciation and amortization expenses. The Group expenses advertising costs as incurred. Total advertising and promotion expenses including traffic acquisition expenses were RMB99.9 million, RMB70.7 million and RMB40.9 million, for the years ended December 31, 2020, 2021 and 2022, respectively.

Technology and product development expenses

(x) Technology and product development expenses

Technology and product development expenses mainly consist of: (i) personnel-related expenses associated with the development of, enhancement to, and maintenance of the Group’s PC websites, mobile applications and mobile websites; (ii) expenses associated with new technology and product development and enhancement; and (iii) relevant rental expense and depreciation of servers. The Group expenses technology and product development expenses as incurred for all the years presented.

Operating leases and adoption of ASU 2016-02

(y) Operating leases and adoption of ASU 2016-02

The Group applies ASU 2016-02 Leases (Topic 842) , which requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use (“ROU”) assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. The Group elects to apply practical expedients permitted that allow the Group to not recognize lease assets and lease liabilities for leases with a term of twelve months or less.

Under the new lease standard, the Group determines if an arrangement is or contains a lease at inception. ROU assets represent the Group’s rights to use underlying assets for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term, reduced by lease incentives received, plus any initial direct costs, using the discount rate for the lease at the commencement date. The Group considers only payments that are fixed and determinable at the time of lease commencement. As the implicit rate in lease is not readily determinable for the Group’s operating leases, the Group generally use the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

2. Principal Accounting Policies (Continued)

(y) Operating leases and adoption of ASU 2016-02 (continued)

As of December 31, 2022, the Group’s operating leases had a weighted average remaining lease term of 4.32 years and a weighted average discount rate of 4.78%. Future lease payments under operating leases as of December 31, 2022 were as follows (in thousands):

Operating Lease Liabilities
RMB
Year ending December 31,
2023	27,437
2024	26,405
2025	24,989
2026	25,180
2027	11,600
Total future lease payments	115,611
Less: Imputed interest	11,025
Total lease liability balance	104,586

Operating lease costs and expenses for the years ended December 31, 2020, 2021 and 2022 were RMB33.6 million, RMB34.5 million and RMB27.6 million, respectively, which excluded costs and expenses of short-term contracts. Short-term lease costs and expenses for the years ended December 31, 2020, 2021 and 2022 was RMB1.1 million, RMB1.5 million and RMB2.6 million, respectively. Supplemental cash flow information related to operating leases was as follows (in thousands):

	For the Years Ended December 31,
	2021	2022
	RMB	RMB
Cash payments for operating leases	34,509	28,322
Right-of-use assets obtained in exchange for operating lease liabilities	27,129	93,186

Share-based compensation

(z) Share-based compensation

The Group has incentive plans for the granting of share-based awards, such as share options and restricted shares. The Group measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award. The Group recognizes the share-based compensation as costs or expenses in the consolidated statements of comprehensive income/(loss), net of estimated forfeitures, on a graded-vesting basis over the vesting term of the awards.

The Group adopts the Black-Scholes option pricing model to determine the fair value of share options, and determines the fair value of restricted share and restricted share units based on the fair value of the underlying ordinary shares at the grant date considering the dilutive effect of restricted share and restricted share units.

Forfeiture rates are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. The Group uses historical data to estimate pre-vesting option and restricted share unit forfeitures and record share-based compensation only for those awards that are expected to vest. Refer to Note 16 for further information regarding share-based compensation assumptions and expenses.

2. Principal Accounting Policies (Continued)

(z) Share-based compensation (continued)

In both 2019 and 2020, the Company declared a special cash compensation plan to its share option holders, concurrent with the special cash dividend declared. As the Company’s share options are not dividend-protected award, the option holders have no rights to participate in all dividends before excising the share options. The Company accounted for the special cash compensation as incremental compensation cost, which would be vested with the same vesting conditions of the original share options granted. The related compensation cost of RMB39.7 million, RMB12.7 million and RMB10.2 million were recognized as costs or expenses in the consolidated statements of comprehensive income/(loss) of 2020, 2021 and 2022, respectively.

Income taxes

(aa) Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income/(loss) in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the years ended December 31, 2020, 2021 and 2022. Refer to Note 14 for details of the Group’s tax positions.

Employee social security and welfare benefits

(ab) Employee social security and welfare benefits

The Company’s subsidiaries and consolidated VIEs in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. The relevant labor regulations require the Company’s subsidiaries and consolidated VIEs in the PRC to pay the local labor and social welfare authorities monthly contributions at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor and social welfare authorities are responsible for meeting all retirement benefits obligations and the Company’s subsidiaries and consolidated VIEs in the PRC have no further commitments beyond their monthly contributions. The contributions to the plan are expensed as incurred. Employee social security and welfare benefits included as cost and expenses in the consolidated statements of comprehensive income/(loss) were RMB54.4 million, RMB95.3 million and RMB89.7 million for the years ended December 31, 2020, 2021 and 2022, respectively.

Other income — others, net

(ac) Other income —others, net

Other income —others, net mainly represent government subsidies which primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions. Such income has been recognized when the grants are received and no further conditions need to be met.

Statutory reserves

(ad) Statutory reserves

In accordance with the laws applicable to China’s Foreign Investment Enterprises, those of the Company’s China-based subsidiaries that are considered under PRC law to be a wholly foreign-owned enterprise are required to make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

In accordance with the China Company Laws, those China-based subsidiaries of the Company that are considered under PRC law to be domestically funded enterprises, as well as the Company’s VIEs are required to make appropriations from their after-tax profit (as determined under PRC GAAP) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is at the discretion of the respective company.

General reserve fund and statutory surplus fund are restricted for set off against losses, expansion of production and operation or increase in the registered capital of the respective company. The Group has made appropriations of RMB3.4 million, RMB6.5 million and RMB1.1 million to these funds for the years ended December 31, 2020, 2021 and 2022, respectively.

Related parties

(ae) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholders, or a related corporation.

Dividends

(af) Dividends

Dividends are charged to retained earnings when declared. In 2020, the Group declared a special cash dividend of US$0.1714 per ordinary share, equivalent to US$8.2272 per ADS, totaling approximately US$100 million, or RMB653.9 million, and had paid almost all of the dividends to shareholders on December 22, 2020. Each price per ADS above has reflected the change of ADS ratio that took effect on May 23, 2022.

Net income/(loss) per share

(ag) Net income/(loss) per share

The Group computes net income or loss per Class A and Class B ordinary share in accordance with ASC 260-10 Earnings Per Share: Overall, using the two class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As the liquidation and dividend rights are identical, the net incomes are allocated on a proportionate basis.

Basic net income or loss per share is computed by dividing net income or loss attributable to ordinary shareholders by the weighted average number of ordinary shares and contingently issuable shares outstanding during the period.

Diluted net income or loss per share is calculated by dividing net income or loss attributable to ordinary shareholders, as adjusted for the effect of dilutive potential ordinary shares, if any, by the weighted average number of ordinary shares outstanding and dilutive potential ordinary shares during the period. Potential ordinary shares are excluded in the denominator of the diluted net income or loss per share calculation if their effects would be anti-dilutive.

Comprehensive income/(loss)

(ah) Comprehensive income/(loss)

Comprehensive income or loss is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income or loss is reported in the consolidated statements of comprehensive income/(loss). Accumulated other comprehensive loss or income, as presented on the Group’s consolidated balance sheets, includes the foreign currency translation adjustment, fair value remeasurement for available-for-sale debt investments and reclassification adjustment for disposal of available-for-sale debt investments. The tax effects of pre-tax changes to other comprehensive income or loss should be recorded net against the pre-tax changes in other comprehensive income or loss.

Segment reporting

(ai) Segment reporting

The Group’s segments are business units that offer different services and are reviewed separately by the chief operating decision maker (the “CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM has been identified as the Chief Executive Officer. As the Group’s long-lived assets and revenues are substantially located in and derived from the PRC, no geographical segments are presented.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run the Group’s business operations, which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on its organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

Recent accounting pronouncements	(aj) Recent accounting pronouncements There are no recent accounting pronouncements that will have material impact on the Group’s operations.